Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENT
10.	FAIR VALUE MEASUREMENT

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values. There were no transfers between fair value measurement levels during the years ended December 31, 2025, or 2024.

The Company’s financial assets and liabilities measured at fair value at December 31, 2025, and December 31, 2024 are as follows:

	Fair Value Measurements as of December 31, 2025
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:
Convertible debt at fair value	$-	$-	$4,576,949	$4,576,949

	Fair Value Measurements as of December 31, 2024
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:
Convertible debt at fair value	$-	$-	$3,542,797	$3,542,797

The derivative portion of the convertible note was valued using a Black-Scholes simulation model. As a result of the election to apply the fair value option, the value of the conversion feature is not separately presented on the balance sheet.

The following assumptions were used in determining the fair value of the convertible notes as of December 31, 2025, and December 31, 2024 are as follows:

	December 31, 2025	December 31, 2024
Risk free right	3.72%	4.83%
Stock price	$5.65	$4.56
Dividend yield	0%	0%
Volatility	67%	67%